Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Voyage Expenses and Vessel Operating Expenses
Schedule of voyage expenses and vessel operating expenses
	Year ended December 31,
	2023	2024	2025
Voyage expenses
Port charges and canal dues	67,855	422,657	348,173
Bunkers	185,409	587,863	466,442
Total	253,264	1,010,520	814,615

Vessel operating expenses
Crew wages and related costs	3,310,347	3,351,607	2,490,222
Insurance	660,898	653,702	449,634
Repairs and maintenance	209,259	284,791	124,446
Lubricants	463,440	492,517	318,259
Spares and consumable stores	1,502,020	1,223,938	947,778
Professional and legal fees	91,919	38,568	22,136
Other	255,056	306,348	331,340
Total	6,492,939	6,351,471	4,683,815